Basis of preparation (Details) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026 GBP (£) uSD / gBP	Jun. 30, 2026 GBP (£) € / gBP	Dec. 31, 2025 GBP (£) uSD / gBP	Dec. 31, 2025 GBP (£) € / gBP	Jun. 30, 2026 uSD / gBP	Jun. 30, 2026 € / gBP	Dec. 31, 2025 uSD / gBP	Dec. 31, 2025 € / gBP
Disclosure of basis of preparation [Line Items]
Cash and cash equivalents	£ 2,363	£ 2,363	£ 2,694	£ 2,694
Average exchange rate	1.35	1.15	1.30	1.19
Closing exchange rate					1.33	1.16	1.37	1.17
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of basis of preparation [Line Items]
Cash and cash equivalents			£ 180	£ 180
Trade and other payables			£ 180	£ 180